Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 78	$ 47
Prepaid expenses and others	908	1,123
Total	$ 986	$ 1,170